UNITED STATES
SECURITIES AND EXCHANGE
COMMISSION
Washington, D.C. 20549



FORM ABS-15G
      ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION
15G OF THE SECURITIES
EXCHANGE ACT OF 1934


Check the appropriate box to indicate the fi ling obligation to which this form is intended to satisfy:

 X	 Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for
the reporting period January 1, 2016	 to  December 31, 2016

Date of Report (Date of earliest event reported) February 13, 2017

Commission File Number of securitizer:  028-00331

Central Index Key Number of securitizer:  0000315038



William Martin, Managing Director 704-988-1450
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X ]










SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.


 Teachers Insurance and Annuity Association of America	 (Securitizer)


Date  February 13, 2016


 /s/ William Martin
William Martin
Managing Director